Description of Plan - Summary of Change in Administrative Budget Account (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Description of Plan [Line Items]
Balance at January 1,	$ 12,964	$ 12,363
Gain	651	601
Balance at December 31,	$ 13,615	$ 12,964